Accounting policies (Details)	12 Months Ended
Dec. 31, 2019
Capitalised development expenditure | Minimum
Useful lives
Useful life	4 years
Capitalised development expenditure | Maximum
Useful lives
Useful life	10 years
Rights of use | Minimum
Disclosure of intangible assets material to entity [abstract]
Amortisation period of intangible assets	10 years
Rights of use | Maximum
Disclosure of intangible assets material to entity [abstract]
Amortisation period of intangible assets	20 years
Computer software | Minimum
Disclosure of intangible assets material to entity [abstract]
Amortisation period of intangible assets	2 years
Computer software | Maximum
Disclosure of intangible assets material to entity [abstract]
Amortisation period of intangible assets	5 years
Properties for own use | Minimum
Useful lives
Years of Estimated Useful Life	25 years
Properties for own use | Maximum
Useful lives
Years of Estimated Useful Life	50 years
Plant and machinery | Minimum
Useful lives
Years of Estimated Useful Life	8 years
Plant and machinery | Maximum
Useful lives
Years of Estimated Useful Life	20 years
Tools | Minimum
Useful lives
Years of Estimated Useful Life	12 years 6 months
Tools | Maximum
Useful lives
Years of Estimated Useful Life	15 years
Furniture and fixtures | Minimum
Useful lives
Years of Estimated Useful Life	10 years
Furniture and fixtures | Maximum
Useful lives
Years of Estimated Useful Life	15 years
Computer hardware | Minimum
Useful lives
Years of Estimated Useful Life	4 years
Computer hardware | Maximum
Useful lives
Years of Estimated Useful Life	8 years
Transport equipment | Minimum
Useful lives
Years of Estimated Useful Life	10 years
Transport equipment | Maximum
Useful lives
Years of Estimated Useful Life	15 years